Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities [Abstract]
Reconciliation of Contingent Consideration

	December 31, 2020	December 31, 2019
Balance, beginning of year	32,501	—
Acquisition of Bridge Farm	—	15,991
Change in fair value recognized in profit or loss	2,252	18,645
Earn-out payments	—	(1,170)
Unrealized foreign exchange loss	1,058	(1,779)
Foreign currency translation	(899)	814
Disposition of Bridge Farm (note 5)	(34,912)	—
Balance, end of year	—	32,501